Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 118
2019	118
2020	118
2021	62
2022	753
Thereafter	753
Total	$ 1,922